Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Weighted Average Number of Shares - Basic and Diluted

Weighted average number of shares

	2017	2016	2015
	Number of shares	Number of shares	Number of shares

Issued shares as of January 1	20,475,482,897	20,475,482,897	20,438,426,514
Effect of share options exercised	—	—	34,692,574

Weighted average number of shares in issue during the year	20,475,482,897	20,475,482,897	20,473,119,088

Weighted average number of shares (diluted)

	2017	2016	2015
	Number of shares	Number of shares	Number of shares

Weighted average number of shares in issue during the year	20,475,482,897	20,475,482,897	20,473,119,088
Dilutive equivalent shares arising from share options	—	—	6,586,675

Weighted average number of shares (diluted) during the year	20,475,482,897	20,475,482,897	20,479,705,763